Federated Managed Tail Risk Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu
Chengjun (Chris) Wu, has been the Fund's portfolio manager since April 2014, and is responsible for the fixed-income portion of the Fund. Mr. Wu joined Federated in 2006 as a Senior Quantitative Analyst in the domestic, fixed-income area, focusing on structured products and in 2010 was appointed Assistant Vice President of the Fund's Adviser. In 2014, after multiple years managing institutional portfolios, he became a Vice President and was appointed Senior Investment Analyst and Portfolio Manager. Before joining Federated, Mr. Wu was a Financial Analyst and Documentation Manager at Quantitative Risk Management, Inc. from 2004 to 2006 and a Lead Software Engineer at Motorola, Inc. from 2000 to 2004. Mr. Wu has received the Chartered Financial Analyst designation, B.S. from Beijing Normal University, M.S. from University of Illinois at Chicago, and M.B.A. from the University of Chicago, Graduate School of Business.”
April 8, 2014
Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452120 (4/14)
Federated Managed Tail Risk Fund II
A Portfolio of Federated Insurance Series
Primary Shares
SErvice Shares

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452121 (4/14)
Federated Managed Tail Risk Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED april 30, 2013
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and add the following:
“Chengjun (Chris) Wu, Portfolio Manager
Types of Accounts Managed by Chengjun (Chris) Wu	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	6/$682.1 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Chengjun (Chris) Wu is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is based on meeting investment guidelines and assessed by the Chief Investment Officer in charge of the portfolio manager's group. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Mr. Wu was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.”
April 8, 2014

Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452122 (4/14)
Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Jerome D. Conner
Jerome D. Conner has been the Fund's Portfolio Manager since April 2014. Mr. Conner joined Federated in 2002 as an Investment Analyst, responsible for research and competitive analysis in the domestic fixed income area concentrating on high-grade corporate and commercial mortgage-backed securities. He became an Assistant Vice President of the Fund's Adviser in 2004 and a Vice President and Senior Investment Analyst in 2007. Mr. Conner has received the Chartered Financial Analyst designation. Previous associations: Associate, Riggs Capital Partners; Associate, Allied Capital; Relationship Manager, Mellon Bank Corporate Banking Department; Officer, U.S. Marine Corps.; B.S., U.S. Naval Academy; M.S., Boston University.”
April 8, 2014
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452123 (4/14)
Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452124 (4/14)
Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED april 30, 2013
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and replace it with the following:
Jerome Conner, Portfolio Manager
Types of Accounts Managed by Jerome Conner	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$1.2 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Jerome Conner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five-calendar year periods; and (c) a one, three and five year volatility measurement. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts, and on an absolute basis by comparing performance for that same period to a specified level based upon the historical performance of the Fund. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Jerome Conner is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than the weighting assigned to other accounts or funds used to determine IPP. Additionally, a portion of Mr. Conner's IPP score is based on the performance of portfolios for which he provides fundamental credit research. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant. Mr. Conner serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
April 8, 2014

Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452125 (4/14)
Federated Quality Bond Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Bryan J. Dingle, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Christopher J. Smith and replace it with the following:
“Bryan J. Dingle
Bryan J. Dingle, has been the Fund's Portfolio Manager since April 2014. Mr. Dingle joined Federated in 2006 as a Senior Investment Analyst and an Assistant Vice President of a Federated advisory subsidiary. He became a Vice President of the Fund's Adviser in 2008. From 1997 to 2006, he served as a Vice President and Senior Credit Analyst of Fixed Income Corporate Bond Research for MTB Investment Advisors, from 1995 to 1997 he was an Investment Officer and Junior Credit Analyst at MTB Investment Advisors and from 1994 to 1995 served as a Relationship Manager and Credit Analyst Trainee for M&T Bank. Mr. Dingle has received the Chartered Financial Analyst designation. Mr. Dingle earned his B.S. at the University of Delaware and received his M.B.A. in Business and Management from the University of Maryland.”
April 8, 2014
Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452126 (4/14)
Federated Quality Bond Fund II
A Portfolio of Federated Insurance Series
Primary Shares
SErvice Shares

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Bryan J. Dingle, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452127 (4/14)
Federated Quality Bond Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED april 30, 2013
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Christopher J. Smith and add the following:
Bryan Dingle, Portfolio Manager
Types of Accounts Managed by Bryan Dingle	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$267.0 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Bryan Dingle is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's benchmark (Barclays U.S. Intermediate Credit Index) and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Dingle is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than or equal to the weighting assigned to other accounts or funds used to determine IPP. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
April 8, 2014

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452128 (4/14)